Leases: Right-of-use assets and lease obligations - Summary of Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation Of Right-of-use Assets [Roll Forward]
Balance at the beginning	$ 13,152
Depreciation expense	2,870	$ 3,778
Balance at the end	10,164	13,152
Present value of leases
Reconciliation Of Right-of-use Assets [Roll Forward]
Balance at the beginning	22,182	23,230
Additions	814	41
Terminations	3,239	1,089
Balance at the end	19,757	22,182
Accumulated depreciation and repayments
Reconciliation Of Right-of-use Assets [Roll Forward]
Balance at the beginning	(9,030)	(6,256)
Depreciation expense	2,870	3,778
Terminations	(2,307)	(1,004)
Balance at the end	$ (9,593)	$ (9,030)